DEBT (Details)		1 Months Ended		0 Months Ended	1 Months Ended
	Jul. 16, 2012 Series 2009-1 Asset-Backed Notes USD ($)	Sep. 30, 2012 Asset-backed notes USD ($)	Sep. 30, 2012 Asset-backed notes U.S. retail loan contracts USD ($)	Jul. 23, 2012 U.S. wholesale committed asset-backed facility USD ($) item	Sep. 30, 2012 Canadian retail committed asset-backed facility USD ($)	Sep. 30, 2012 Canadian retail committed asset-backed facility CAD
Debt
Debt issued		$ 1,200,000,000	$ 752,148,000	$ 400,000,000	$ 458,728,000	450,000,000
Number of facilities renewed				1
Amount of debt redeemed	$ 583,250,000